SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated Useful Lives	Estimated useful lives are as follows:
Machinery and equipment	5-10 years
Office equipment	5 years
Motor vehicles	3-5 years
Leasehold improvement	3-10 years
Others	3 years

Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Software	3 years

Disaggregation of Revenue
The following table disaggregates the Company’s revenues by product line for the years ended December 31, 2021, 2020 and 2019:

	For the years ended December 31,
	2021	2020	2019
Vehicles sales	$7,287,478	$5,037,454	$3,224,794
Spare-parts sales	195,350	163,142	257,303
Other service income	1,094,004	259,407	93,790
Net revenues	$8,576,832	$5,460,003	$3,575,887

The Company’s revenues are primarily derived from Europe, America and Asia. The following table sets forth disaggregation of revenue:

	For the Years Ended December 31,
	2021	2020	2019
Primary geographical markets
Europe	$4,380,752	$4,008,763	$2,859,779
America	3,420,636	734,206	383,718
Asia	729,868	717,034	332,390
Oceania	45,576	-	-
Total	$8,576,832	$5,460,003	$3,575,887

Receivables and Contractual Liabilities from Contracts with Customers
The following table provides information about receivables and contractual liabilities from contracts with customers:

	December 31, 2021	December 31, 2020
Trade receivable (included in accounts receivable, net)	$2,047,560	$463,333
Contractual liabilities	$1,943,623	$1,690,837

Foreign Currency Translation Rates

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting period. Capital accounts of the consolidated and combined financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	Years ended December 31,
	2021	2020	2019
Period end USD: RMB exchange rate	6.3726	6.5250	6.9618
Average USD: RMB exchange rate	6.4508	6.9042	6.9081

Long-lived Assets by Geographic Segment	The following table presents long-lived assets by geographic segment as of December 31, 2021 and 2020.

Long-lived assets
	December 31,
	2021	2020
PRC	$848,827	$1,005,680
US	351,852	33,511
Others	100,547	-
Total	$1,301,226	$1,039,191